Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q3
Trading Symbol	TGP
Entity Registrant Name	Teekay LNG Partners L.P.
Entity Central Index Key	0001308106
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer